COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

(in millions of $)	June 30, 2018	December 31, 2017
Book value of consolidated assets pledged under ship mortgages	1,903	1,908